INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%	34.00%
Operating Loss Carryforwards	$ 956,323		$ 1,403,259
Net income (loss) before taxes	(684,557)	$ (245,195)	(381,502)	$ 1,574,300	$ (795,126)
Income Tax Expense (Benefit)	$ (33,183)	$ (32,852)	$ 226,682	$ 916,840	$ (113,932)
CHINA [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%	25.00%	25.00%	25.00%	25.00%
Luck Sky Shenzhen [Member]
Net income (loss) before taxes	$ 1,111	$ 27,098	$ 432,088	$ 963,727	$ (6,283)
Income Tax Expense (Benefit)	$ 278		$ 108,022	$ 239,383
Sanhe [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%		25.00%
Net income (loss) before taxes	$ 427,653		$ 145,136